Note 12 - Financial assets at fair value through other comprehensive income equity instruments (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
National Company Shares [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	€ 2,182,000,000	€ 2,181,000,000
Fair Value Equity instruments, available-for-sale	1,141,000,000	1,674,000,000
Foreign Company Shares [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	140,000,000	136,000,000
Fair Value Equity instruments, available-for-sale	199,000,000	213,000,000
Foreign Company Shares [Member] | United States [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	31,000,000	30,000,000
Fair Value Equity instruments, available-for-sale	79,000,000	78,000,000
Foreign Company Shares [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	1,000,000	1,000,000
Fair Value Equity instruments, available-for-sale	29,000,000	34,000,000
Foreign Company Shares [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	3,000,000	3,000,000
Fair Value Equity instruments, available-for-sale	6,000,000	5,000,000
Foreign Company Shares [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	106,000,000	102,000,000
Fair Value Equity instruments, available-for-sale	85,000,000	96,000,000
Subtotal Listed Equity [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,322,000,000	2,317,000,000
Fair Value Equity instruments, available-for-sale	1,340,000,000	1,886,000,000
National Company Shares Unlisted [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	5,000,000	5,000,000
Fair Value Equity instruments, available-for-sale	5,000,000	5,000,000
Foreign Company Shares Unlisted [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	376,000,000	450,000,000
Fair Value Equity instruments, available-for-sale	444,000,000	528,000,000
Foreign Company Shares Unlisted [Member] | United States [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	318,000,000	387,000,000
Fair Value Equity instruments, available-for-sale	351,000,000	419,000,000
Foreign Company Shares Unlisted [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	0	0
Fair Value Equity instruments, available-for-sale	1,000,000	0
Foreign Company Shares Unlisted [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	6,000,000	5,000,000
Fair Value Equity instruments, available-for-sale	9,000,000	9,000,000
Foreign Company Shares Unlisted [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	52,000,000	57,000,000
Fair Value Equity instruments, available-for-sale	83,000,000	99,000,000
Subtotal Unlisted Equity [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	381,000,000	454,000,000
Fair Value Equity instruments, available-for-sale	449,000,000	533,000,000
Total
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,703,000,000	2,772,000,000
Fair Value Equity instruments, available-for-sale	€ 1,789,000,000	€ 2,420,000,000